Finance and Operating Lease	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee Abstract [Abstract]
Disclosure Of Leases Explanatory

42. Finance and Operating Lease

42.1 Finance lease

42.1.1 The Group as finance lessee

The future minimum lease payments arising as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Net carrying amount of finance lease assets	￦	40,750	￦	29,817

Minimum lease payment
Within 1 year		2,424		2,555
1-5 years		3,099		2,150

Total		5,523		4,705

Present value of minimum lease payment
Within 1 year		2,392		2,510
1-5 years		2,907		2,059

Total		5,299		4,569

42.1.2 The Group as finance lessor

Total lease investment and the present value of minimum lease payments as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Total lease investment		Present value of minimum lease payment		Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	562,552	￦	478,312	￦	654,412	￦	557,188
1-5 years		1,096,614		1,004,512		1,330,610		1,215,476

Total	￦	1,659,166	￦	1,482,824	￦	1,985,022	￦	1,772,664

Unearned interest income of finance lease as of December 31, 2016 and 2017, is as follows:

	2016		2017
	(In millions of Korean won)
Total lease investment	￦	1,659,166	￦	1,985,022
Net lease investment
Present value of minimum lease payment		1,482,824		1,772,664

Unearned interest income	￦	176,342	￦	212,358

42.2 Operating lease

42.2.1 The Group as operating lessee

The future minimum lease payments arising from the non-cancellable lease contracts as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Minimum lease payment
Within 1 year	￦	148,449	￦	168,707
1-5 years		174,232		196,050
Over 5 years		34,488		34,128

Total	￦	357,169	￦	398,885

Minimum sublease payment	￦	(1,109)	￦	(3,101)

The lease payment reflected in profit or loss for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	194,173	￦	197,444	￦	208,413
Sublease payment		(167)		(1,026)		(2,441)

Total	￦	194,006	￦	196,418	￦	205,972

42.2.2 The Group as operating lessor

The future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Minimum lease receipts
Within 1 year	￦	129,870	￦	163,203
1-5 years		277,377		375,344
Over 5 years		313,282		282,470

Total	￦	720,529	￦	821,017